Annual Total Returns [BarChart] - Class I Shares - HAWAII MUNICIPAL BOND FUND - CLASS I SHARES For Participants	May 01, 2021
Bar Chart Table:
Annual Return 2011	8.72%
Annual Return 2012	5.06%
Annual Return 2013	(2.47%)
Annual Return 2014	6.36%
Annual Return 2015	2.61%
Annual Return 2016	(0.32%)
Annual Return 2017	3.74%
Annual Return 2018	0.66%
Annual Return 2019	5.69%
Annual Return 2020	3.85%